Shareholder Report	6 Months Ended
Apr. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	BlackRock ETF Trust
Entity Central Index Key	0001761055
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2025
C000249919 [Member]
Shareholder Report [Line Items]
Fund Name	iShares Enhanced Short-Term Bond Active ETF
Class Name	iShares Enhanced Short-Term Bond Active ETF
Trading Symbol	CSHP
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares Enhanced Short-Term Bond Active ETF (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 474‑2737.
Additional Information Phone Number	(800) 474‑2737
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Enhanced Short-Term Bond Active ETF	$10	0.20%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.20%	[1]
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	Since Fund Inception
Fund NAV	2.10%	3.64%
Bloomberg Global Aggregate Bond Index	3.74	5.05
ICE BofA 3-Month U.S. Treasury Bill Index	2.17	3.70

Performance Inception Date	Jul. 17, 2024
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 96,855,644
Holdings Count | Holding	23
Investment Company Portfolio Turnover	350.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$96,855,644
Number of Portfolio Holdings	23
Portfolio Turnover Rate	350%

Holdings [Text Block]
What did the Fund invest in?
(as of April 30, 2025)
Portfolio composition
Investment Type	Percent of Total Investments(a)
U.S. Treasury Obligations	84.4%
Corporate Bonds & Notes	15.6%
Ten largest holdings
Security	Percent of Total Investments(a)
U.S. Treasury Bill, 4.31%, 05/20/25	46.4%
U.S. Treasury Bill, 4.30%, 05/06/25	23.1%
U.S. Treasury Bill, 4.31%, 05/27/25	14.9%
JPMorgan Chase & Co., 3.90%, 07/15/25	1.1%
Morgan Stanley, 4.00%, 07/23/25	1.1%
Bank of America Corp., 3.88%, 08/01/25	1.1%
UnitedHealth Group Inc., 3.75%, 07/15/25	1.1%
Canadian Imperial Bank of Commerce, 3.95%, 08/04/25	1.1%
Walmart Inc., 3.90%, 09/09/25	1.1%
American Express Co., 3.95%, 08/01/25	1.0%
(a)	Excludes money market funds.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Total Investments(a)
U.S. Treasury Bill, 4.31%, 05/20/25	46.4%
U.S. Treasury Bill, 4.30%, 05/06/25	23.1%
U.S. Treasury Bill, 4.31%, 05/27/25	14.9%
JPMorgan Chase & Co., 3.90%, 07/15/25	1.1%
Morgan Stanley, 4.00%, 07/23/25	1.1%
Bank of America Corp., 3.88%, 08/01/25	1.1%
UnitedHealth Group Inc., 3.75%, 07/15/25	1.1%
Canadian Imperial Bank of Commerce, 3.95%, 08/04/25	1.1%
Walmart Inc., 3.90%, 09/09/25	1.1%
American Express Co., 3.95%, 08/01/25	1.0%
(a)	Excludes money market funds.

C000257655 [Member]
Shareholder Report [Line Items]
Fund Name	iShares Managed Futures Active ETF
Class Name	iShares Managed Futures Active ETF
Trading Symbol	ISMF
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares Managed Futures Active ETF (the “Fund”) for the period of March 12, 2025 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 474‑2737.
Additional Information Phone Number	(800) 474‑2737
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the period?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Managed Futures Active ETF	$10(a)	0.74%(b)
(a)	The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher than the amount shown.
(b)	Annualized.

Expenses Paid, Amount	$ 10	[2]
Expense Ratio, Percent	0.74%	[3]
Net Assets	$ 17,180,062
Holdings Count | Holding	91
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$17,180,062
Number of Portfolio Holdings	91
Portfolio Turnover Rate	0%

Holdings [Text Block]
What did the Fund invest in?
(as of April 30, 2025)
Portfolio composition
Asset Type	Percent of Net Assets
U.S. Treasury Obligations	94.4%
Money Market Funds	1.7%
Cash	3.7%
Futures	(0.8)%
Other assets, less liabilities	0.9%
All holdings
Security	Percent of Total Investments(a)
U.S. Treasury Bill, 4.33%, 05/08/25	33.5%
U.S. Treasury Bill, 5.08%, 06/12/25	33.3%
U.S. Treasury Bill, 4.30%, 07/10/25	33.2%
(a)	Excludes money market funds.

Largest Holdings [Text Block]
All holdings
Security	Percent of Total Investments(a)
U.S. Treasury Bill, 4.33%, 05/08/25	33.5%
U.S. Treasury Bill, 5.08%, 06/12/25	33.3%
U.S. Treasury Bill, 4.30%, 07/10/25	33.2%
(a)	Excludes money market funds.

[1]	Annualized.
[2]	The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher than the amount shown.
[3]	Annualized.